UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	 June 30, 2007
Check here if Amendment	[ X ];	Amendment Number: 	1

This Amendment (Check only one,):			[ X ] is a restatement
							[  ] adds new holdings entries

Institutional Investment Manager Filing this Repot:
				Name:			Eastover Capital Management
				Address:		4725 Piedmont Row Drive
							Suite 450
							Charlotte, NC  28210
				13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting manager:

Name:					Jayne P Holland
Title:					Executive Vice President
Phone:					704-336-6818
Signature,				Place,			and Date of Signing:
Jayne P. Holland			Charlotte, NC		September 17, 2008
Report Type (Check only one.):
					[X]	13F HOLDING REPORT.
					[  ]	13F  NOTICE.
					[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	65 DATA RECORDS
Form 13F Information Table Value Total:	$95140

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579y101      207     2380 SH       SOLE                     2380
AFLAC, Inc.                    Com              001055102     1687    32820 SH       SOLE                    32820
Air Products & Chemicals       Com              009158106     1976    24590 SH       SOLE                    24590
Altria Group Inc               Com              02209s103     2228    31770 SH       SOLE                    31770
American Express               Com              025816109     1704    27860 SH       SOLE                    27860
American Int'l Group           Com              026874107     2691    38426 SH       SOLE                    38426
Autodesk Inc Del PV $.01       Com              052769106     2005    42590 SH       SOLE                    42590
Avery Dennison Corp            Com              053611109      723    10875 SH       SOLE                    10875
BB&T Corporation               Com              054937107     1028    25267 SH       SOLE                    25267
Bank of America Corp           Com              060505104     2729    55811 SH       SOLE                    55811
Bank of NY Mellon Corp         Com              064058100     1338    32280 SH       SOLE                    32280
Bemis Co Inc                   Com              081437105      942    28405 SH       SOLE                    28405
Biomet, Inc.                   Com              090613100     1602    35030 SH       SOLE                    35030
Brinker Intl Inc               Com              109641100     1531    52313 SH       SOLE                    52313
Cadence Design Systems         Com              127387108      539    24556 SH       SOLE                    24556
Chevron Corp                   Com              166764100     2367    28102 SH       SOLE                    28102
Cisco Systems                  Com              17275R102     1805    64794 SH       SOLE                    64794
Citigroup                      Com              172967101     1686    32870 SH       SOLE                    32870
Conagra Inc                    Com              205887102      463    17228 SH       SOLE                    17228
DST Systems                    Com              233326107      260     3285 SH       SOLE                     3285
E.I. DuPont                    Com              263534109      272     5350 SH       SOLE                     5350
Eastover Trust Co              Com              999999998      120    15000 SH       SOLE                    15000
Electronic Arts                Com              285512109     1858    39274 SH       SOLE                    39274
Exxon Mobil Corp               Com              30231G102     3802    45328 SH       SOLE                    45328
Fair Isaac Corp                Com              303250104      740    18456 SH       SOLE                    18456
First Data Corp                Com              319963104     1878    57490 SH       SOLE                    57490
Flowserve CP                   Com              34354P105     1465    20460 SH       SOLE                    20460
General Electric               Com              369604103     3505    91564 SH       SOLE                    91564
Genzyme Corp                   Com              372917104     1685    26171 SH       SOLE                    26171
Gilead Sciences Inc            Com              375558103     1422    36660 SH       SOLE                    36660
Hewlett-Packard Co             Com              428236103     1720    38554 SH       SOLE                    38554
Hillenbrand Ind Inc            Com              431573104      768    11815 SH       SOLE                    11815
Honeywell Inc.                 Com              438516106     2415    42905 SH       SOLE                    42905
Intel Corp                     Com              458140100     2250    94775 SH       SOLE                    94775
Johnson & Johnson              Com              478160104     1869    30331 SH       SOLE                    30331
L-3 Communications Holdings Cl Com              502424104     1558    15995 SH       SOLE                    15995
Massey Energy                  Com              576206106     2211    82955 SH       SOLE                    82955
Meridith Corp                  Com              589433101      320     5193 SH       SOLE                     5193
Microsoft Corp                 Com              594918104     2375    80601 SH       SOLE                    80601
National Oilwell Varco         Com              637071101      983     9430 SH       SOLE                     9430
Navigant Consulting            Com              63935n107      208    11221 SH       SOLE                    11221
Newell Rubbermaid              Com              651229106     2118    71965 SH       SOLE                    71965
PNC Financial                  Com              693475105     1806    25233 SH       SOLE                    25233
Patterson Companies Inc        Com              703395103     2107    56535 SH       SOLE                    56535
Pepsico Inc                    Com              713448108     2063    31815 SH       SOLE                    31815
Pharmaceutical Product Develop Com              717124101     1297    33885 SH       SOLE                    33885
Procter & Gamble               Com              742718109     1768    28887 SH       SOLE                    28887
Prudential Financial           Com              744320102     1852    19047 SH       SOLE                    19047
Roper Industries Inc           Com              776696106     1268    22215 SH       SOLE                    22215
Safeway Inc Com New            Com              786514208      292     8592 SH       SOLE                     8592
Schein (Henry) Inc             Com              806407102      652    12194 SH       SOLE                    12194
Schlumberger ltd               Com              806857108     1828    21520 SH       SOLE                    21520
State Street Corp              Com              857477103     1961    28670 SH       SOLE                    28670
Sysco Corp                     Com              871829107     1564    47415 SH       SOLE                    47415
Target Corp                    Com              87612E106     1892    29744 SH       SOLE                    29744
Thermo Fisher Scientific Inc   Com              883556102     2254    43581 SH       SOLE                    43581
Time Warner Inc                Com              887317105     2023    96170 SH       SOLE                    96170
Unifi Inc                      Com              904677101       42    16082 SH       SOLE                    16082
Valspar Corp                   Com              920355104      401    14112 SH       SOLE                    14112
Verizon Communications         Com              92343v104     1309    31800 SH       SOLE                    31800
Wachovia Corp 2nd New          Com              929903102      247     4829 SH       SOLE                     4829
Wyeth Com                      Com              983024100     1986    34630 SH       SOLE                    34630
Yadkin Valley Bk & Trust, Elki Com              984314104      417    22709 SH       SOLE                    22709
Fidelity VIP Equity Income                      906130034      135 10166.202SH       SOLE                10166.202
Merrill Lynch Private Equity F                  999999999      920 1200.000 SH       SOLE                 1200.000